Financial Assets and Liabilities - Summary of Consolidated Carrying Values and Fair Values of Financial Assets and Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2023	Dec. 31, 2022
Noncurrent Financial Assets
Debt instruments at amortized cost - net of current portion (Note 12)	₱ 395	₱ 596
Other financial assets – net of current portion	3,481	3,489
Total	3,571	3,851
Noncurrent Financial Liabilities
Long-term debt (Notes 27 and 28)	243,152	217,288
Customers' deposits	2,238	2,313
Total	233,845	203,459
Carrying Value [Member]
Noncurrent Financial Assets
Debt instruments at amortized cost - net of current portion (Note 12)	395	596
Other financial assets – net of current portion	3,481	3,489
Total	3,876	4,085
Noncurrent Financial Liabilities
Long-term debt (Notes 27 and 28)	243,152	217,288
Customers' deposits	2,238	2,313
Deferred credits and other noncurrent liabilities	229	363
Total	245,619	219,964
Fair Value [Member]
Noncurrent Financial Assets
Debt instruments at amortized cost - net of current portion (Note 12)	387	573
Other financial assets – net of current portion	3,184	3,278
Total	3,571	3,851
Noncurrent Financial Liabilities
Long-term debt (Notes 27 and 28)	232,195	201,703
Customers' deposits	1,425	1,449
Deferred credits and other noncurrent liabilities	225	307
Total	₱ 233,845	₱ 203,459